Quarterly Holdings Report
for
Fidelity® Municipal Core Plus Bond Fund
October 31, 2024
MUC-NPRT3-1224
1.9907254.101
Municipal Securities - 97.4%
	Principal Amount (a)	Value ($)
Alabama - 5.7%
Education - 1.1%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2049	200,000	211,467
University South AL Univ Rev Series 2024 A, 5.25% 4/1/2054 (Build America Mutual Assurance Co Insured)	500,000	536,516
		747,983
General Obligations - 3.7%
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (b)	630,000	668,211
Black Belt Energy Gas District Series 2022 E, 5% tender 5/1/2053 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (b)	65,000	67,454
Black Belt Energy Gas District Series 2024 C, 5% tender 5/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	600,000	640,498
Black Belt Energy Gas District Series 2024A, 5.25% tender 5/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	100,000	108,335
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	380,000	403,202
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 11/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	435,000	467,631
		2,355,331
Water & Sewer - 0.9%
Jefferson Cnty AL Swr Rev 5% 10/1/2038	500,000	541,312
TOTAL ALABAMA		3,644,626
Arizona - 1.7%
Education - 0.2%
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2031	75,000	78,087
University AZ Univ Revs Series 2016, 3% 6/1/2034	50,000	46,510
		124,597
Electric Utilities - 0.2%
Coconino Cnty AZ Poll Ctl Corp (Nevada Power Co Proj.) Series 2017 B, 3.75% tender 3/1/2039 (b)	100,000	99,684
General Obligations - 0.7%
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	100,000	92,102
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	100,000	94,763
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2037 (Citigroup Inc Guaranteed)	260,000	281,841
		468,706
Health Care - 0.2%
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2036	105,000	104,378
Housing - 0.1%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	90,801	86,214
Industrial Development - 0.3%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2005, 3.8% tender 12/1/2035 (b)	125,000	126,609
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(c)	55,000	55,235
		181,844
TOTAL ARIZONA		1,065,423
Arkansas - 0.0%
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2029	20,000	20,894
California - 4.6%
Education - 0.1%
California Mun Fin Auth Rev (University of LA Verne Proj.) Series A, 3.5% 6/1/2034	50,000	46,736
California Mun Fin Auth Rev (University of LA Verne Proj.) Series A, 3.75% 6/1/2037	40,000	37,552
		84,288
Escrowed/Pre-Refunded - 0.1%
Los Angeles CA Dept Arpts Rev 5% 5/15/2025 (Escrowed to Maturity)	25,000	25,270
General Obligations - 0.7%
Elk Grove Calif Uni Sch Dist Ctfs Partn (Elk Grove CA Uni Sch Dist Proj.) 3% 2/1/2034	50,000	47,380
Los Angeles Unified School District/CA Series 2016B, 2% 7/1/2029	10,000	9,199
Los Angeles Unified School District/CA Series 2020 C, 3% 7/1/2035	5,000	4,704
Poway CA Unified Sch Dist 0% 8/1/2038 (d)	60,000	35,802
San Diego CA Uni Sch Dist 0% 7/1/2031 (d)	10,000	8,075
San Mateo Cnty Calif Cmnty Col Dist Gen. Oblig. Series 2018, 5% 9/1/2038	5,000	5,425
State of California Gen. Oblig. 4% 11/1/2037	50,000	51,483
State of California Gen. Oblig. Series CU, 4.75% 12/1/2042	250,000	260,046
		422,114
Housing - 1.0%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	567,247	543,891
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	98,953	101,791
		645,682
Other - 0.0%
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (b)	15,000	13,380
Resource Recovery - 0.8%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2023A, 4.375% tender 9/1/2053 (b)(c)	500,000	519,537
Synthetics - 0.8%
California Stwide Cmnty Mf Rev Participating VRDN 4.65% 11/1/2033 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(e)	500,000	500,000
Tobacco Bonds - 0.1%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (d)	500,000	54,104
Transportation - 1.0%
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2052 (Assured Guaranty Municipal Corp Insured) (d)	100,000	27,128
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2053 (Build America Mutual Assurance Co Insured) (c)	500,000	520,167
Los Angeles CA Dept Arpts Rev Series 2019 A, 5% 5/15/2035 (c)	10,000	10,476
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2049 (c)	100,000	106,605
		664,376
TOTAL CALIFORNIA		2,928,751
Colorado - 1.2%
Escrowed/Pre-Refunded - 0.5%
Colorado Health Facilities Authority 4% 9/1/2036 (Pre-refunded to 9/1/2026 at 100)	15,000	15,302
Colorado Health Facilities Authority 5% 9/1/2026 (Escrowed to Maturity)	325,000	337,002
		352,304
Health Care - 0.6%
Colorado Health Facilities Authority (Advent Health Proj.) Series A 1, 5% tender 11/15/2058 (b)	90,000	96,249
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2039	185,000	180,995
Colorado Health Facilities Authority (Sanford Health, SD Proj.) 4% 11/1/2039	45,000	43,756
		321,000
Transportation - 0.1%
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2027 (c)	90,000	93,886
TOTAL COLORADO		767,190
Connecticut - 4.9%
Education - 0.2%
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2040	30,000	31,658
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (b)	100,000	99,486
		131,144
General Obligations - 2.3%
Connecticut St Gen. Oblig. Series 2016 A, 5% 3/15/2026	50,000	51,320
Connecticut St Gen. Oblig. Series 2018 A, 5% 4/15/2037	1,000,000	1,048,632
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2036	20,000	18,507
Stamford CT Gen. Oblig. Series 2016, 4% 8/1/2026	5,000	5,036
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2038 (Build America Mutual Assurance Co Insured)	100,000	108,288
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2039 (Build America Mutual Assurance Co Insured)	100,000	107,584
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2040 (Build America Mutual Assurance Co Insured)	100,000	107,050
		1,446,417
Health Care - 1.7%
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2036	5,000	5,065
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2032	5,000	5,325
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2034	375,000	371,822
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 5% 7/1/2025	190,000	191,107
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 5% 7/1/2026	500,000	509,123
		1,082,442
Housing - 0.4%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2023 A, 5.25% 11/15/2053	255,000	268,576
Special Tax - 0.3%
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2051 (f)	100,000	82,592
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2024, 5.625% 4/1/2044 (f)	100,000	104,107
		186,699
TOTAL CONNECTICUT		3,115,278
District Of Columbia - 0.7%
General Obligations - 0.2%
District Columbia Gen. Oblig. Series 2016 A, 3% 6/1/2041	145,000	126,595
Transportation - 0.5%
Metropolitan Wash DC Arpts Ath Series 2021 A, 4% 10/1/2040 (c)	100,000	97,490
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2026 (c)	200,000	206,083
		303,573
TOTAL DISTRICT OF COLUMBIA		430,168
Florida - 5.7%
Education - 0.4%
Florida Dev Fin Corp Student Hsg Rev (The Henry Stud Hsg Proj.) Series 2024A 1, 5.25% 6/1/2059 (f)	100,000	101,424
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2034	30,000	30,774
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2016 A, 3% 12/1/2046	25,000	18,835
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2020 A, 3% 12/1/2048	100,000	73,488
		224,521
Electric Utilities - 0.1%
Florida St Mun Pwr Agy Rev Series 2021 A, 3% 10/1/2032	100,000	92,894
Health Care - 2.5%
Hillsborough Cnty Fla Indl Dev (Tampa General Hospital, FL Proj.) Series 2020A, 3.5% 8/1/2055	235,000	184,391
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2019B, 5% 5/15/2053	75,000	73,446
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2023C, 7.625% 5/15/2058	50,000	56,641
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 4% 8/15/2047	1,000,000	957,347
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2015A, 4% 12/1/2035	365,000	343,742
		1,615,567
Housing - 0.0%
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 C, 5% tender 12/1/2026 (b)	15,000	15,238
Transportation - 2.5%
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5.25% 7/1/2053 (Assured Guaranty Municipal Corp Insured) (c)	500,000	520,423
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5.5% 7/1/2053 (c)	500,000	516,029
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2041	200,000	198,525
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2017, 3% 7/1/2034	395,000	367,886
		1,602,863
Water & Sewer - 0.2%
JEA FL Wtr & Swr Sys Rev Series 2024A, 5% 10/1/2028	50,000	53,972
JEA FL Wtr & Swr Sys Rev Series 2024A, 5% 10/1/2030	50,000	55,510
		109,482
TOTAL FLORIDA		3,660,565
Georgia - 4.9%
Education - 0.0%
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 4% 4/1/2038	5,000	5,068
Electric Utilities - 0.5%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1994, 3.8% tender 10/1/2032 (b)	340,000	342,759
General Obligations - 1.2%
Main Street Natural Gas Inc 5% tender 6/1/2053 (Citigroup Inc Guaranteed) (b)	200,000	212,487
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (b)	200,000	202,178
Main Street Natural Gas Inc Series 2023B, 5% tender 7/1/2053 (Royal Bank of Canada Guaranteed) (b)	250,000	264,956
Main Street Natural Gas Inc Series 2023C, 5% tender 9/1/2053 (Royal Bank of Canada Guaranteed) (b)	55,000	58,499
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto-Dominion Bank/The Guaranteed) (b)	45,000	48,314
		786,434
Other - 1.9%
Fayette Cnty GA Dev Auth Rev (United States Soccer Fed Proj.) Series 2024, 5% 10/1/2028	325,000	343,263
Fayette Cnty GA Dev Auth Rev (United States Soccer Fed Proj.) Series 2024, 5% 10/1/2029	375,000	400,437
Fayette Cnty GA Dev Auth Rev (United States Soccer Fed Proj.) Series 2024, 5% 10/1/2030	400,000	430,112
		1,173,812
Transportation - 1.3%
Atlanta GA Arpt Rev Series 2023G, 5% 7/1/2025 (c)	800,000	806,327
TOTAL GEORGIA		3,114,400
Hawaii - 1.4%
General Obligations - 0.0%
Honolulu HI City & Cnty Gen. Oblig. Series 2020F, 5% 7/1/2034	5,000	5,466
Housing - 0.5%
Honolulu HI City & Cnty Mfr Series 2023, 5% tender 6/1/2027 (b)	340,000	348,436
Water & Sewer - 0.9%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series B, 5% 7/1/2027	500,000	516,601
TOTAL HAWAII		870,503
Illinois - 9.9%
Education - 0.9%
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) Series 2016 A, 3% 10/1/2037	145,000	126,474
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2038	350,000	366,873
Illinois Finance Authority Rev (Bradley University Proj.) Series 2021 A, 4% 8/1/2037	100,000	95,233
		588,580
Escrowed/Pre-Refunded - 0.5%
Railsplitter Tobacco Settlement Auth Settlement Rev Series 2017, 5% 6/1/2026 (Escrowed to Maturity)	5,000	5,155
Railsplitter Tobacco Settlement Auth Settlement Rev Series 2017, 5% 6/1/2027 (Pre-refunded to 6/1/2026 at 100)	300,000	309,313
		314,468
General Obligations - 3.1%
Chicago IL Brd Ed Series D, 5% 12/1/2031	100,000	101,659
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2028	25,000	26,252
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2036	40,000	43,253
Illinois St Gen. Oblig. Series JUNE 2016, 3.5% 6/1/2029	500,000	500,521
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2030	120,000	129,534
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2037	500,000	539,767
Illinois St Gen. Oblig. Series MAY 2023D, 4% 7/1/2037	300,000	297,562
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2035	50,000	55,292
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2037	50,000	54,862
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2042	35,000	38,184
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2049	25,000	26,703
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2030	100,000	104,615
		1,918,204
Health Care - 0.9%
Illinois Fin Auth Rev (Memorial Health Sys Ill Rev Proj.) Series 2019, 5% 4/1/2035	15,000	15,773
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 3.125% 5/15/2037	35,000	31,496
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2025	60,000	60,704
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 4% 5/15/2035	10,000	9,701
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2016, 3.25% 11/15/2045	540,000	434,123
Illinois Fin Auth Rev (Southern Ill Hlthcare Ent Inc Proj.) Series 2017 C, 5% 3/1/2026	15,000	15,225
		567,022
Housing - 0.7%
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	115,000	99,208
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2023, 4% tender 6/1/2026 (b)	350,000	350,431
		449,639
Special Tax - 1.8%
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2041	100,000	87,843
Illinois St Sales Tax Rev Series SEPTEMBER 2016 A, 3% 6/15/2033	115,000	105,676
Illinois St Sales Tax Rev Series SEPTEMBER 2016 A, 3% 6/15/2034	220,000	199,125
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2033 (National Public Finance Guarantee Corporation Insured) (d)	20,000	14,157
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2038 (National Public Finance Guarantee Corporation Insured) (d)	15,000	8,386
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2041 (d)	300,000	147,520
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2046 (Assured Guaranty Municipal Corp Insured) (d)	100,000	39,427
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 12/15/2028	300,000	313,497
Sales Tax Securitization Corp 3% 1/1/2027	264,000	260,064
		1,175,695
Transportation - 2.0%
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2030 (c)	1,000,000	1,055,070
Chicago IL Midway Arpt Rev Series A, 5% 1/1/2029 (c)	20,000	20,246
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2036 (c)	20,000	21,242
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.25% 1/1/2041 (c)	50,000	54,392
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2042 (c)	130,000	141,806
Chicago IL O'Hare Intl Arpt Rev Series A, 5% 1/1/2028 (c)	5,000	5,009
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2045	20,000	21,152
		1,318,917
TOTAL ILLINOIS		6,332,525
Indiana - 2.5%
Education - 1.7%
Indiana Fin Auth Edl Facs Rev (Butler University Proj.) Series 2021, 4% 2/1/2030	10,000	10,212
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2022A, 5% 7/1/2030	500,000	531,116
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2022A, 5% 7/1/2031	500,000	533,483
		1,074,811
Health Care - 0.8%
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2016 A, 4% 11/1/2051	555,000	512,143
TOTAL INDIANA		1,586,954
Iowa - 0.4%
General Obligations - 0.0%
City of Des Moines IA Gen. Oblig. Series 2020 A, 2% 6/1/2031	10,000	8,730
Housing - 0.4%
Iowa Fin Auth Single Family Mtg Rev (IA Single Family Mortgage Proj.) Series 2023 A, 5.25% 7/1/2053	250,000	261,781
TOTAL IOWA		270,511
Kentucky - 3.8%
Electric Utilities - 0.2%
Trimble Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) 4.7% tender 6/1/2054 (b)(c)	100,000	101,762
General Obligations - 1.8%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	80,000	84,853
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% tender 12/1/2050 (BP PLC Guaranteed) (b)	95,000	95,438
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 2/1/2029 (Morgan Stanley Guaranteed)	400,000	418,688
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 8/1/2028 (Morgan Stanley Guaranteed)	490,000	512,703
		1,111,682
Health Care - 1.8%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2033	200,000	195,848
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2016 A, 4% 2/1/2036	350,000	340,592
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2017 A, 5.25% 6/1/2041	200,000	203,122
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	350,000	360,395
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2020A, 3% 10/1/2043	90,000	69,881
		1,169,838
Special Tax - 0.0%
Louisville & Jefferson Cnty Visitors & Conv Comm Rev Series 2016, 3.125% 6/1/2046 (Assured Guaranty Municipal Corp Insured)	20,000	16,100
TOTAL KENTUCKY		2,399,382
Louisiana - 0.6%
Health Care - 0.1%
Louisiana Pub Fac Auth Hsp Rev (Louisiana Childrens Hospital Proj.) Series 2020 A, 3% 6/1/2050 (Assured Guaranty Municipal Corp Insured)	65,000	51,739
Industrial Development - 0.4%
St John Baptist Parish LA Rev (Marathon Oil Corp Proj.) 4.05% tender 6/1/2037 (b)	260,000	261,768
Transportation - 0.1%
New Orleans LA Aviation Board 5% 1/1/2038 (c)	60,000	60,649
TOTAL LOUISIANA		374,156
Maryland - 2.0%
Education - 1.4%
Maryland Health & Higher Educational Facilities Authority (MD Inst College of Art Proj.) Series 2024, 5.25% 6/1/2044	150,000	156,001
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2031	315,000	332,585
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2033	360,000	376,712
		865,298
Health Care - 0.6%
Maryland Health & Higher Educational Facilities Authority (Univ Of Maryland Med Sys, Md Proj.) Series 2020 B 1, 5% tender 7/1/2045 (b)	300,000	300,725
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 4% 7/1/2042	100,000	91,145
		391,870
TOTAL MARYLAND		1,257,168
Massachusetts - 1.7%
Education - 0.2%
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2020 B, 5% 7/1/2026 (c)	100,000	102,332
Massachusetts St Dev Fin Agy Rev (Lesley College Proj.) Series 2016, 5% 7/1/2028	30,000	30,705
		133,037
General Obligations - 0.1%
Amesbury Mass Series 2020, 2% 6/1/2034	25,000	20,733
Worcester MA Gen. Oblig. Series 2021, 2% 2/15/2035 (Assured Guaranty Municipal Corp Insured)	60,000	48,997
		69,730
Health Care - 0.8%
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2035	15,000	16,115
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) Series 2021 G, 4% 7/1/2046	510,000	470,398
		486,513
Housing - 0.6%
Massachusetts St Hsg Fin Agy (Housing Bond Resolution 12/10/02 Proj.) Series 2018A, 3.7% 12/1/2038	370,000	356,841
Transportation - 0.0%
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2034 (c)	30,000	31,474
TOTAL MASSACHUSETTS		1,077,595
Michigan - 0.2%
General Obligations - 0.2%
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2038	100,000	105,911
Rochester MI Cmnty Sch Dist Series 2019 II, 3% 5/1/2031	5,000	4,782
		110,693
Housing - 0.0%
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	30,000	20,693
TOTAL MICHIGAN		131,386
Minnesota - 1.4%
Education - 0.7%
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2033	150,000	153,940
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2023, 4.25% 10/1/2038	300,000	287,500
		441,440
Health Care - 0.7%
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023A, 5% tender 11/15/2052 (b)	315,000	334,854
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 5.25% 1/1/2054	100,000	107,468
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2016A, 3% 5/1/2032	15,000	13,741
		456,063
TOTAL MINNESOTA		897,503
Missouri - 0.2%
Housing - 0.2%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2023 E, 6.5% 5/1/2054	100,000	112,284
Nebraska - 0.2%
General Obligations - 0.2%
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (b)	135,000	142,419
Nevada - 2.9%
General Obligations - 0.1%
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2040 (g)	85,000	75,391
Transportation - 2.8%
Clark Cnty NV Arpt Rev Series 2021 B, 5% 7/1/2025 (c)	1,740,000	1,753,991
TOTAL NEVADA		1,829,382
New Hampshire - 0.3%
Education - 0.1%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5% 11/1/2043 (c)	30,000	30,817
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2027 (c)	20,000	21,027
		51,844
Housing - 0.2%
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	98,604	93,650
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.625% 4/1/2026	10,000	10,069
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.7% 1/1/2027	35,000	35,322
		139,041
TOTAL NEW HAMPSHIRE		190,885
New Jersey - 9.7%
Education - 1.7%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 B, 5% 12/1/2025 (c)	655,000	663,598
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2030 (c)	300,000	318,221
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2031 (c)	85,000	90,535
		1,072,354
Electric Utilities - 1.3%
New Jersey Eda Wtr Facs Rev (New Jersey American Wtr Co Inc Proj.) 3.75% tender 11/1/2034 (b)(c)	340,000	339,210
Salem Cnty NJ Indl Pollutn Ctl (Constellation Energy Generation Llc Proj.) Series 1993A, 4.45% tender 3/1/2025 (b)(c)	500,000	500,652
		839,862
General Obligations - 5.0%
Essex Cnty NJ 2% 8/15/2033	450,000	377,765
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5.25% 6/15/2038	1,000,000	1,126,105
New Jersey St Gen. Oblig. 2.375% 6/1/2036	55,000	44,118
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (Financial Guaranty Ins CO Insured) (d)	15,000	11,631
New Jersey Trans Trust Fund Auth 0% 12/15/2034 (d)	80,000	55,146
New Jersey Trans Trust Fund Auth 5% 6/15/2038	35,000	37,449
New Jersey Trans Trust Fund Auth 5.25% 6/15/2041	1,000,000	1,121,630
New Jersey Trans Trust Fund Auth Series 2006C, 0% 12/15/2024 (d)	150,000	149,302
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2025	250,000	252,212
		3,175,358
Housing - 0.8%
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multifamily Rev Bonds 12/16/04 Proj.) Series 2023 C, 5% 11/1/2026 (c)	500,000	511,718
Special Tax - 0.0%
NJ Eda Motor Vehicle Series 2017A, 4% 7/1/2034	10,000	9,640
Tobacco Bonds - 0.8%
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	525,000	526,469
Transportation - 0.1%
New Jersey Turnpike Authority 5% 1/1/2028	65,000	69,318
TOTAL NEW JERSEY		6,204,719
New York - 5.1%
Electric Utilities - 0.7%
Long Island Pwr Auth NY Elec 5% 9/1/2034	5,000	5,509
Long Island Pwr Auth NY Elec Series 2024B, 3% tender 9/1/2049 (b)	250,000	244,214
Long Island Pwr Auth NY Elec Series 2024B, 3% tender 9/1/2049 (b)	170,000	165,119
		414,842
General Obligations - 0.4%
City of New York NY Gen. Oblig. 9% tender 6/1/2044 (h)	100,000	100,940
City of New York NY Gen. Oblig. Series 2018 C, 3% 8/1/2033	160,000	151,878
		252,818
Health Care - 0.4%
Genesee County Funding Corp/The (Rochester General Hospital,Ny Proj.) 5% 12/1/2030	250,000	268,722
Housing - 0.8%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 A2, 3.625% tender 11/1/2063 (b)	110,000	111,135
New York St Hsg Fin Agy Series 2023 C2, 3.8% tender 11/1/2062 (b)	370,000	371,611
New York St Hsg Fin Agy Series 2023 E 2, 3.8% tender 11/1/2063 (b)	35,000	35,109
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3.05% 11/1/2049	15,000	11,884
		529,739
Special Tax - 2.2%
New York NY City Transitional Fin Auth Rev Series 2016, 3.125% 8/1/2031	595,000	583,998
New York State Urban Development Corp (New York State Pit Proj.) 4% 3/15/2037	5,000	5,083
New York Urban Eev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 3% 3/15/2049	1,000,000	780,323
		1,369,404
Tobacco Bonds - 0.3%
Suffolk Tobacco Asset Securitization Corp NY Tobacco Settlement Series 2021B1, 4% 6/1/2050	205,000	201,069
Transportation - 0.3%
Metropolitan Transn Auth NY Rv 4% 11/15/2047	15,000	14,303
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2020, 4% 10/1/2030 (c)	20,000	20,025
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2028 (c)	20,000	21,009
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2034 (c)	35,000	37,118
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.5% 12/31/2054 (c)(g)	100,000	106,563
		199,018
TOTAL NEW YORK		3,235,612
North Carolina - 1.5%
Education - 1.1%
North Carolina St Ed Assistance Auth Rev Series 2023A, 5% 6/1/2043 (c)	95,000	94,586
North Carolina St Ed Assistance Auth Rev Series 2023A, 5.5% 6/1/2028 (c)	550,000	581,534
		676,120
Health Care - 0.0%
Atrium Health Series 2018C, 3.45% tender 1/15/2048 (b)	45,000	45,042
Transportation - 0.4%
North Carolina Tpk Auth Triangle Expwy Sys Rev Series 2024B, 5% 1/1/2053 (Assured Guaranty Municipal Corp Insured)	250,000	263,701
TOTAL NORTH CAROLINA		984,863
North Dakota - 1.1%
Health Care - 0.9%
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2046	60,000	52,998
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 5% 12/1/2028	500,000	522,573
		575,571
Housing - 0.2%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2023 F, 6.25% 1/1/2054	100,000	109,101
TOTAL NORTH DAKOTA		684,672
Ohio - 3.0%
Education - 0.6%
Ohio St Higher Edl Fac Commn (Kenyon College, OH Proj.) 5% 7/1/2035	30,000	32,151
Ohio St Higher Edl Fac Commn (Xavier Univ, OH Proj.) 5% 5/1/2045 (g)	200,000	206,442
Ohio St Higher Edl Fac Commn (Xavier Univ, OH Proj.) 5.25% 5/1/2054	100,000	105,662
Ohio St Higher Edl Fac Commn (Xavier Univ, OH Proj.) Series 2015C, 3.75% 5/1/2038	5,000	4,700
		348,955
Electric Utilities - 1.3%
American Mun Pwr Rev Series 2016A, 3% 2/15/2036	10,000	8,736
American Mun Pwr Rev Series 2023A, 5% 2/15/2028	500,000	532,402
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2005B, 3.7% 7/1/2028 (c)	225,000	222,811
		763,949
Health Care - 0.6%
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 5% 11/15/2031	100,000	106,570
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 5% 11/15/2032	15,000	15,866
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2032	25,000	27,165
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2048	200,000	195,971
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2021 A, 3% 1/15/2046	120,000	92,704
		438,276
Other - 0.0%
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2034	5,000	5,314
Tobacco Bonds - 0.2%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	200,000	148,650
Water & Sewer - 0.3%
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2038	200,000	177,975
TOTAL OHIO		1,883,119
Oklahoma - 0.2%
Housing - 0.2%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2023D, 6.5% 9/1/2054	100,000	112,256
Oregon - 0.0%
Health Care - 0.0%
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2036	10,000	10,696
Housing - 0.0%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	10,000	8,188
TOTAL OREGON		18,884
Pennsylvania - 2.1%
General Obligations - 0.5%
Pennsylvania St Gen. Oblig. Series FIRST 2020, 3% 5/1/2036	310,000	282,221
Pennsylvania St Gen. Oblig. Series FIRST 2021, 3% 5/15/2034	40,000	37,368
		319,589
Health Care - 1.5%
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series 2018 A, 3.375% 11/15/2031	10,000	9,887
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2028	580,000	603,166
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2029	220,000	227,966
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2017 A 2, 5% 2/15/2031	10,000	10,354
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (b)	50,000	51,562
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2016 A, 3% 8/15/2032	100,000	95,128
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 5% 6/1/2039	10,000	10,391
		1,008,454
Transportation - 0.1%
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2033	25,000	27,897
Pennsylvania Turnpike Commission Series A 1, 5% 12/1/2027	5,000	5,100
		32,997
TOTAL PENNSYLVANIA		1,361,040
Puerto Rico - 1.4%
General Obligations - 1.0%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (d)	500,000	341,244
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	14,000	13,792
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2037	250,000	242,517
		597,553
Special Tax - 0.0%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (d)	24,000	18,320
Water & Sewer - 0.4%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 A, 5% 7/1/2037 (f)	250,000	262,256
TOTAL PUERTO RICO		878,129
Rhode Island - 2.0%
Education - 1.8%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2047	500,000	536,641
Rhode Island St Student Ln Series 2019, 5% 12/1/2025 (c)	600,000	608,642
Rhode Island St Student Ln Series 2024 A, 5% 12/1/2028 (c)	55,000	57,840
		1,203,123
Health Care - 0.2%
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2036	100,000	99,838
TOTAL RHODE ISLAND		1,302,961
South Carolina - 1.0%
Electric Utilities - 0.5%
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2039	95,000	104,304
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	30,000	32,413
South Carolina St Svc Auth Rev Series 2024 A, 5.5% 12/1/2054	40,000	43,893
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	10,000	9,823
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	15,000	15,962
South Carolina St Svc Auth Rev Series 2024B, 5.25% 12/1/2054	110,000	118,010
		324,405
Health Care - 0.3%
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5.75% 11/15/2054	200,000	211,873
Transportation - 0.2%
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2049 (c)	110,000	116,737
TOTAL SOUTH CAROLINA		653,015
South Dakota - 0.1%
Housing - 0.1%
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2023G, 6.25% 5/1/2055	100,000	109,106
Tennessee - 0.9%
Electric Utilities - 0.3%
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5.25% 5/15/2049	100,000	110,549
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2027	100,000	105,635
		216,184
General Obligations - 0.6%
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2021 C, 3% 1/1/2035	350,000	325,587
Health Care - 0.0%
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) Series 2017A, 3.375% 5/1/2032	5,000	4,868
Housing - 0.0%
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	15,000	12,368
Transportation - 0.0%
Memphis-Shelby Cnty TN Arpt Auth Series 2018, 5% 7/1/2038 (c)	5,000	5,110
TOTAL TENNESSEE		564,117
Texas - 5.0%
Education - 0.1%
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2039	5,000	5,148
University Houston TX Univ Rev Series 2017 C, 3.125% 2/15/2036	50,000	45,920
		51,068
Electric Utilities - 0.0%
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2034	5,000	5,316
General Obligations - 1.6%
City of Waco TX Gen. Oblig. Series 2020, 2.375% 2/1/2040	40,000	30,178
Northside TX Indpt Sch Dist Series 2023 B, 3% tender 8/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	995,000	987,987
		1,018,165
Health Care - 0.3%
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2024A, 5% 5/15/2029	100,000	107,913
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 5% 10/1/2040	50,000	53,739
		161,652
Housing - 0.0%
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (b)	25,000	25,510
Industrial Development - 1.4%
Port Arthur TX Nav Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 4.3% 4/1/2040 VRDN (b)	900,000	900,000
Transportation - 0.2%
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (b)	145,000	153,448
Water & Sewer - 1.4%
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2035	550,000	610,242
Texas Wtr Dev Brd 3% 10/15/2038	250,000	226,656
Texas Wtr Dev Brd 5% 8/1/2035	5,000	5,377
		842,275
TOTAL TEXAS		3,157,434
Utah - 1.3%
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	10,854	8,813
Synthetics - 1.3%
Salt Lake City UT Arpt Rev Participating VRDN 4.55% 7/1/2047 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	800,000	800,000
TOTAL UTAH		808,813
Virginia - 0.3%
Housing - 0.0%
Fairfax Cnty VA Redev & Hsg Auth Multi-Family Hsg Rev 5% tender 1/1/2045 (b)	20,000	20,703
Transportation - 0.3%
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 5% 7/1/2038 (c)	185,000	193,720
TOTAL VIRGINIA		214,423
Washington - 2.7%
Education - 0.3%
Washington St Higher Ed Facs (Whitman College Proj.) Series 2024, 4% 1/1/2043	25,000	24,431
Washington St Hsg Fin Commn Nonprofit Rev (Seattle Academy Arts Sciences Proj.) Series 2023, 5% 7/1/2028 (f)	155,000	161,217
		185,648
General Obligations - 1.6%
King Cnty Wash Hsg Auth Rev Series 2018, 3.25% 5/1/2033 (King County WA Guaranteed)	1,000,000	968,467
State of Washington Gen. Oblig. Series 2024 D, 5% 6/1/2032	50,000	56,590
State of Washington Gen. Oblig. Series R 2021A, 5% 6/1/2038	15,000	16,180
		1,041,237
Health Care - 0.7%
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2036	10,000	10,516
Washington St Health Care Facs Auth Rev (Multicare Medical Ctr,Tacom,Wa Proj.) Series A, 5% 8/15/2027	5,000	5,056
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2027	150,000	154,570
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2036	155,000	157,900
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2033	15,000	15,579
Washington St Health Care Facs Auth Rev (Virginia Mason Medical Ctr WA Proj.) 5% 8/15/2027	75,000	77,803
		421,424
Housing - 0.1%
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2023, 5% tender 12/1/2043 (b)	45,000	46,109
Transportation - 0.0%
Port Seattle WA Rev Series 2018A, 5% 5/1/2037 (c)	5,000	5,108
Port Seattle WA Rev Series 2019, 5% 4/1/2035 (c)	30,000	31,152
Port Seattle WA Rev Series 2019, 5% 4/1/2036 (c)	5,000	5,182
		41,442
TOTAL WASHINGTON		1,735,860
West Virginia - 1.0%
Electric Utilities - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (b)	15,000	14,880
Health Care - 1.0%
Monongalia Cty W VA Bld Cm Rev (Vandalia Health Proj.) Series 2015, 5% 7/1/2029	220,000	220,830
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	100,000	100,712
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2016A, 3% 6/1/2033	240,000	225,229
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2016A, 3.25% 6/1/2039	80,000	71,767
		618,538
TOTAL WEST VIRGINIA		633,418
Wisconsin - 2.1%
General Obligations - 0.2%
Howard Suamico WI Scd 2% 3/1/2038	15,000	10,979
Milwaukee WI Gen. Oblig. Series 2017, 5% 4/1/2026	5,000	5,109
Westosha Cent High Sch Dist Wis 2% 3/1/2035	90,000	70,048
Westosha Cent High Sch Dist Wis 2% 3/1/2036	60,000	45,561
		131,697
Health Care - 1.7%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 3% 6/1/2045	100,000	77,718
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	100,000	92,055
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2013 B 2, 4% 11/15/2043	55,000	52,801
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Proj.) Series 2016 A, 3.5% 2/15/2046	210,000	158,160
Wisconsin Health & Educational Facilities Authority (Prohealth Care Inc Proj.) Series 2015, 3.15% 8/15/2027	80,000	78,850
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2039	135,000	114,345
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 4.5% 2/15/2054 (Build America Mutual Assurance Co Insured)	500,000	481,421
		1,055,350
Housing - 0.1%
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) Series 2023 E, 3.875% tender 11/1/2054 (b)	40,000	40,205
Industrial Development - 0.1%
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 A, 4.5% 6/1/2056 (f)	115,000	91,909
TOTAL WISCONSIN		1,319,161
TOTAL MUNICIPAL SECURITIES (Cost $61,224,247)		62,081,550

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (i)(j) (Cost $1,347,604)	3.64	1,347,334	1,347,604

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $62,571,851)	63,429,154
NET OTHER ASSETS (LIABILITIES) - 0.5%	334,642
NET ASSETS - 100.0%	63,763,796

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $803,505 or 1.3% of net assets.

(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund	2,652,426	12,987,105	14,292,159	44,254	497	(265)	1,347,604	0.1%
Total	2,652,426	12,987,105	14,292,159	44,254	497	(265)	1,347,604

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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